Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, net	¥ 32,265	$ 5,063	¥ 15,770
Accounts payable	7,515,880	1,179,405	3,465,599
Accrued expenses and other current liabilities	2,223,840	348,969	845,374
Short-term bank loans	1,348,166	211,557	278,488
Long-term bank loan, current portion	0	0	74,351
Income tax payable	60,217	9,449	20,564
Amounts due to related parties	836,435	131,255	112,998
Current operating lease liabilities	¥ 108,590	$ 17,040	¥ 76,469
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Common stock shares authorised	40,000,000,000	40,000,000,000	4,000,000,000
Common Stock, Shares, Issued	3,805,284,810	3,805,284,810	3,546,124,955
Common Stock, Shares, Outstanding	3,646,381,840	3,646,381,840	3,339,618,633
Amounts due to related parties	¥ 472,882	$ 74,206	¥ 0
Deferred tax liabilities	205,889	32,308	29
Other liabilities	1,232,677	193,434	40,578
Non-current operating lease liabilities	158,289	24,839	182,958
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Accounts payable	2,733,487	428,944	2,013,428
Accrued expenses and other current liabilities	1,208,868	189,698	521,307
Short-term bank loans	1,348,166	211,557	278,488
Long-term bank loan, current portion	0	0	74,351
Income tax payable	1,026	161	45
Amounts due to related parties	797,731	125,181	56,795
Current operating lease liabilities	70,672	11,090	56,261
Amounts due to related parties	472,882	74,206	0
Deferred tax liabilities	0	0	29
Other liabilities	6,975	1,095	7,020
Non-current operating lease liabilities	¥ 121,057	$ 18,996	¥ 146,012